Securities (Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 31, 2024
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 4,246		$ 4,415
Dividend income recognized	66	$ 55
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	3,725		3,914
Dividend income recognized	27	17
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	521		$ 501
Dividend income recognized	$ 39	$ 38